Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Note Payable [Abstract]
NOTE PAYABLE

7. NOTE PAYABLE

Silicon Valley Bank

As of March 31, 2024 and December 31, 2023, note payable, net of unamortized discount of $14,984 and $19,067, was $985,016 and $1,230,933, all respectively. During the three months ended March 31, 2024 and 2023, the Company made repayments of $250,000 and $250,000, respectively. During the three months ended March 31, 2024 and 2023, amortization of debt discount was $1,212,836 and $4,000, respectively.

Note Payable – Related Party

In December 2023, the Company issued a senior secured promissory note to its Chief Executive Officer for which Serve received $70,000 in proceeds. The note bore interest at 7.67% per annum. The note was fully repaid on January 3, 2024.

Convertible Note Payable

At various dates in January 2024, the Company issued to certain accredited investors convertible promissory notes of $5,014,500, for which the Company received $4,844,625 in net proceeds (the “January Notes”). As a result, the Company incurred fees of $169,875 which was recorded as a debt discount. The January Notes bear interest at a rate of 6.00% per year, compounded annually, and are due and payable upon request by each investor on or after the 12-month anniversary of the original issuance date of each note. The Company may not prepay or repay the January Notes in cash without the consent of the investors. The January Notes convert upon a qualified offering into common stock at the lesser of the price paid per share multiplied by 75% or the quotient resulting from dividing $80,000,000 by the outstanding shares of common stock on a fully diluted basis prior to the financing (the “Conversion Price”). If the Company consummates a financing that does not constitute a qualified financing, the holders can elect to treat such as a qualified financing and convert at the same terms as if such was a qualified financing. The holders may also elect to convert, at any time, at a quotient by dividing $80,000,000 by the outstanding shares of common stock on a fully diluted basis.

The Company evaluated the terms of the conversion features of the January Notes as noted above in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock, and determined they are not indexed to the Company’s common stock and that the conversion feature, which is akin to a redemption feature, meets the definition of a liability. The January Notes contain an indeterminate number of shares to settle with conversion options outside of the Company’s control. Therefore, the Company bifurcated the conversion feature and accounted for it as a separate derivative liability. Upon issuance of the January Notes, the Company recognized a derivative liability at a fair value of $1,489,000, which is recorded as a debt discount and was amortized over the life of the January Notes. There was no change in fair value to the derivative liability as of March 31, 2024.

As a result of the January Notes, the Company recognized an aggregate debt discount of $1,658,875. Through March 31, 2024, $1,193,770 of the debt discount was amortized to interest expense. At March 31, 2024, the outstanding balance of the January Notes, less unamortized discount of $465,105, was $4,549,395.

During the three months ended March 31, 2024, the Company incurred $62,681 in interest expense pertaining to the January Notes, all of which were unpaid as of March 31, 2024.

Upon the closing of the Offering in April 2024, the outstanding principal and accrued interest of the January Notes converted into 2,104,562 shares of common stock. Accordingly, the related derivative liability was recorded into additional paid-in capital. See Note 11.

In connection with the issuance of the January Notes, the Company granted the placement agent warrants to purchase (the “Convertible Promissory Notes Offering Warrants”) to purchase common stock equal to 10% of the number of shares of common stock into which the January Notes sold to investors introduced by the placement agent are initially convertible. The Convertible Promissory Notes Offering Warrants will be exercisable at the same price as the Conversion Price. As the issuance of the Convertible Promissory Notes Offering Warrants were contingent on the closing of the Offering and terms were not known until the contingency was resolved, they were not considered granted until April 17, 2024 (see Note 11) and no value was recognized in the consolidated financial statements as of March 31, 2024.

7.	NOTE PAYABLE

Silicon Valley Bank

In March 2022, the Company entered into a promissory note with Silicon Valley Bank (“SVB”) for a principal amount of $2,500,000. The note matures on March 1, 2025 and bears interest at the greater of 3.25% or prime rate. The loan had interest-only payments through September 2022, and then requires monthly principal payments of $83,333, plus interest, beginning October 2022. During the years ended December 31, 2023 and 2022, the Company made repayments of $1,000,000 and $250,000, and $1,250,000 and $2,250,000 remained outstanding, all respectively. Interest expense was $72,639 and $58,463 for the years ended December 31, 2023 and 2022, respectively, all of which were paid. The note is subject to subordination related to financed assets of the Company.

In connection with the note, the Company issued SVB 40,292 warrants to purchase common stock. The warrants have an exercise price of $0.49 per share, are immediately exercisable and have a term of 12 years. The fair value of the warrant was $49,000, which was recognized as a debt discount and will be amortized to interest expense over the life of the note. During the years ended December 31, 2023 and 2022, amortization of debt discount was $16,333 and $13,600, respectively. During 2023, SVB exercised 40,292 warrants through a cashless exercise, which resulted in the issuance of 17,518 shares of the Company’s common stock.

As of December 31, 2023 and 2022, note payable, net of unamortized discount of $19,067 and $35,400, was $1,230,933 and 2,214,600, all respectively.

Short-Term Notes

Prior to the Merger, the Company received $750,000 in proceeds from short-term notes. The loans accrued interest on the unpaid principal amount at a rate of 18% per annum. Each holder of the notes (with the exception of one) was entitled to an exit fee equal to 16% of the stated principal amount of such holder’s note, less the total amount of interest that accrued on such note prior to the closing of the Merger (the “Exit Fee”). Upon the Merger, the Company fully repaid the notes and exit fee for a total of $870,015.

Convertible Note Payable

In April 2023, the Company entered into bridge financing totaling $3,001,500 in principal for which the Company received $2,798,410 in net proceeds (the “April Notes”), after deducting offering costs of $203,090. The April Notes bore interest at 10% per annum and were payable six months from the date of the bridge financing, subject to conversion. The April Notes were convertible into shares of common stock at a conversion price equal to 80% of the price per the PIPE offering (the “Private Placement”), which initially closed simultaneously with the Merger on July 31, 2023 (see Note 9). Upon the closing of the Merger and the initial closing of the Private Placement, the outstanding principal amount of the Bridge Notes was automatically converted into 937,961 shares of common stock at a conversion price of $3.20 per share. Furthermore, accrued interest on the April Notes were forgiven; therefore, no interest was recognized as of the closing of the Merger.

The Company evaluated the terms of the conversion features of the April Notes as noted above in accordance with ASC Topic No. 815 – 40, Derivatives and Hedging – Contracts in Entity’s Own Stock, and determined they are not indexed to the Company’s common stock and that the conversion feature, which is akin to a redemption feature, meet the definition of a liability. The notes contain an indeterminate number of shares to settle with conversion options outside of the Company’s control. Therefore, the Company bifurcated the conversion feature and accounted for it as a separate derivative liability. Upon issuance of the April Notes, the Company recognized a derivative liability at a fair value of $601,000 (see Note 5), which was recorded as a debt discount and was amortized over the life of the notes. Upon the Merger and the Private Placement, the derivative liability had a fair value of $750,000, which was recorded to additional paid-in capital in connection with the conversion of the underlying notes.

For the year ended December 31, 2023, the Company amortized $804,465 of the debt discount to interest expense. Upon the Merger, the outstanding balances were converted to 937,961 shares of common stock, and there were no remaining balances due.

In connection with the April Notes, the Company recorded a charge of $991,000 based on contingent warrants issued upon conversion. See Note 10.

Note Payable – Related Party

In June and July 2023, the Company issued senior secured promissory notes with its Chief Executive Officer for which the Company received $449,000 in proceeds. The notes bore interest at 7.67% per annum.

In connection with these notes, the Company agreed to pay an exit fee upon repayment of the note equal to 16% of the principal, less the total interest that accrued until repayment. Upon the Merger, the Company fully repaid the notes and exit fee for a total of $520,840.

In December 2023, the Company issued a senior secured promissory note to its Chief Executive Officer for which Serve received $70,000 in proceeds. The note bore interest at 7.67% per annum. The note was outstanding as of December 31, 2023 and fully repaid on January 3, 2024.